Pay vs Performance Disclosure		12 Months Ended
		Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 25, 2021 USD ($)	Dec. 26, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table and graphs below summarize the relationship between executive compensation “actually paid” (referred to as “Compensation Actually Paid” or the “CAP Amounts”) to the Principal Executive Officer (“PEO”) and the Non-PEO Named Executive Officers (“Non-PEO NEOs”), and the financial performance of the Company over the time horizon set forth below in accordance with SEC rules. The Compensation Committee does not use the CAP Amounts as a basis for making compensation decisions. For a discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 51 of this Proxy Statement.

The financial performance measures used are the Company’s TSR, the peer group TSR (as disclosed under Item 201(e) of Regulation S-K), and the Company’s Net Income, each of which are required financial performance measures under the SEC rules. The SEC rules also require an issuer to select its most important other financial performance measure that is used to link the CAP Amounts paid to these officers to the Company’s performance, which is Core Constant Currency EPS Growth, as reflected in the SEC-required table below.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income ($ Millions)	Company Selected Measure: Core Constant Currency EPS Growth(4)
					TSR ($)	Peer Group TSR ($)(3)
2024	28,814,759	12,937,279	6,006,775	3,876,107	128.46	121.78	9,626	9%
2023	33,906,212	36,541,470	8,940,674	9,643,270	139.01	125.66	9,155	14%
2022	28,388,228	39,459,410	9,410,089	13,789,185	143.76	132.87	8,978	11%
2021	25,506,607	42,875,825	9,096,366	15,171,885	134.65	122.05	7,679	12%
2020	21,486,982	22,842,981	8,459,321	9,727,328	111.71	106.77	7,175	10%

Company Selected Measure Name		Core Constant Currency EPS Growth
Named Executive Officers, Footnote

(1)	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Silviu Popovici (all years), Steven Williams (2021 to 2024), Hugh F. Johnston (2020 to 2023), Kirk Tanner (2020 to 2023), Jamie Caulfield (2023 and 2024), Becky Schmitt (2024), and David Yawman (2020).

Peer Group Issuers, Footnote

(3)	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P 500 Soft Drinks and Non-alcoholic Beverages and S&P 500 Packaged Foods and Meats indices) based on PepsiCo’s sales in its beverage and foods businesses. The returns for PepsiCo and the S&P Average for Industry Groups are calculated through December 31, 2024.

PEO Total Compensation Amount	[1]	$ 28,814,759	$ 33,906,212	$ 28,388,228	$ 25,506,607	$ 21,486,982
PEO Actually Paid Compensation Amount	[2]	$ 12,937,279	36,541,470	39,459,410	42,875,825	22,842,981
Adjustment To PEO Compensation, Footnote

	2024
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	28,814,759	6,006,775
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(8,741,242)	(898,183)
Service cost for the covered fiscal year	1,087,331	202,346
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(11,005,571)	(2,252,196)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	7,517,089	1,538,308
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	(5,970,056)	(866,112)
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(761,569)	(95,790)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,996,538	240,959
Compensation Actually Paid (as calculated)	$12,937,279	$3,876,107
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 6,006,775	8,940,674	9,410,089	9,096,366	8,459,321
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 3,876,107	9,643,270	13,789,185	15,171,885	9,727,328
Adjustment to Non-PEO NEO Compensation Footnote

	2024
Adjustments ($)	PEO	Non-PEO NEOs*
SCT Amounts	28,814,759	6,006,775
Adjustments for defined benefit and actuarial pension plans
Aggregate change in actuarial present value included in “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column in SCT	(8,741,242)	(898,183)
Service cost for the covered fiscal year	1,087,331	202,346
Prior service cost for the covered fiscal year	—	—
Adjustments for stock awards
Aggregate value for stock awards included in “Stock Awards” column in SCT	(11,005,571)	(2,252,196)
Fair value at year-end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year-end	7,517,089	1,538,308
Year-over-year change in fair value at covered fiscal year-end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year-end	(5,970,056)	(866,112)
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(761,569)	(95,790)
Dividends or other earnings paid on stock awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	1,996,538	240,959
Compensation Actually Paid (as calculated)	$12,937,279	$3,876,107
*	Amounts presented are averages for the entire group of Non-PEO NEOs.

Equity Valuation Assumption Difference, Footnote

The valuation assumptions used to calculate the fair values of stock awards for Compensation Actually Paid differ from those used to calculate the fair values at the time of grant as reflected in the SCT Amounts. Instead of using the target value for stock-settled compensation, Compensation Actually Paid reflects the fiscal year-end performance forecast for each outstanding award. Performance forecasts are not disclosed because such disclosure would result in competitive harm to the Company; however, as of fiscal year-end 2024, 2022 and 2023 stock awards are forecasted to pay out above target, whereas 2024 stock awards are forecasted to pay out below target. In addition, instead of using the grant price for stock-settled compensation, Compensation Actually Paid reflects the stock price of $152.89 on December 27, 2024, the last trading day of the 2024 fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
CAP VERSUS CORE CONSTANT CURRENCY EPS GROWTH(5) (2020 - 2024)	CAP VERSUS GAAP NET INCOME (2020 - 2024)

		CAP VERSUS TSR AND PEER GROUP TSR (2020 - 2024)
Compensation Actually Paid vs. Net Income
CAP VERSUS CORE CONSTANT CURRENCY EPS GROWTH(5) (2020 - 2024)	CAP VERSUS GAAP NET INCOME (2020 - 2024)

		CAP VERSUS TSR AND PEER GROUP TSR (2020 - 2024)
Compensation Actually Paid vs. Company Selected Measure
CAP VERSUS CORE CONSTANT CURRENCY EPS GROWTH(5) (2020 - 2024)	CAP VERSUS GAAP NET INCOME (2020 - 2024)

		CAP VERSUS TSR AND PEER GROUP TSR (2020 - 2024)
Tabular List, Table

The following table lists the seven performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our Named Executive Officers in 2024 to Company performance.

Most Important Performance Measures
Core Constant Currency EPS Growth(5)	Organic Revenue Performance(5)
Core Constant Currency Net Income Growth(5)(6)	Relative Competitive Performance
Core Constant Currency Operating Profit Growth(5)	Relative Total Shareholder Return
Free Cash Flow Excluding Certain Items(5)

Total Shareholder Return Amount		$ 128.46	139.01	143.76	134.65	111.71
Peer Group Total Shareholder Return Amount	[3]	121.78	125.66	132.87	122.05	106.77
Net Income (Loss) Attributable to Parent		$ 9,626,000,000	$ 9,155,000,000	$ 8,978,000,000	$ 7,679,000,000	$ 7,175,000,000
Company Selected Measure Amount	[4]	0.09	0.14	0.11	0.12	0.10
PEO Name		Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta	Ramon L. Laguarta
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Core Constant Currency EPS Growth
Non-GAAP Measure Description		Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure. In calculating this compensation performance measure, PepsiCo’s 2020 Core Constant Currency EPS Growth was adjusted to exclude certain charges taken as a result of COVID-19 in 2020.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[5],[6]	Core Constant Currency Net Income Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Core Constant Currency Operating Profit Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Free Cash Flow Excluding Certain Items
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	[5]	Organic Revenue Performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Relative Competitive Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		Relative Total Shareholder Return
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,741,242)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,087,331
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(11,005,571)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,517,089
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,970,056)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(761,569)
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,996,538
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(898,183)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		202,346
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,252,196)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,538,308
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(866,112)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(95,790)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 240,959

[1]	The PEO was Ramon L. Laguarta for all years in the table. The Non-PEO NEOs were Silviu Popovici (all years), Steven Williams (2021 to 2024), Hugh F. Johnston (2020 to 2023), Kirk Tanner (2020 to 2023), Jamie Caulfield (2023 and 2024), Becky Schmitt (2024), and David Yawman (2020).
[2]	The following table describes the adjustments for 2024, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the Summary Compensation Table (“”) Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the “Stock Awards” and “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” columns from the Summary Compensation Table are subtracted from the SCT Amounts and the values reflected in the table below are added or subtracted as applicable:
[3]	The peer group is the S&P Average of Industry Groups, which is derived by weighting the returns of two applicable S&P Industry Groups (the S&P 500 Soft Drinks and Non-alcoholic Beverages and S&P 500 Packaged Foods and Meats indices) based on PepsiCo’s sales in its beverage and foods businesses. The returns for PepsiCo and the S&P Average for Industry Groups are calculated through December 31, 2024.
[4]	Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure. In calculating this compensation performance measure, PepsiCo’s 2020 Core Constant Currency EPS Growth was adjusted to exclude certain charges taken as a result of COVID-19 in 2020.
[5]	Please refer to Appendix A to this Proxy Statement for a description and reconciliation of these non-GAAP financial measures relative to reported GAAP financial measures, and to pages 47-52 and 54 of PepsiCo’s 2024 Annual Report on Form 10-K for the fiscal year ended December 28, 2024 for a more detailed description of the items excluded from these measures.
[6]	Refers to Core Constant Currency Net Income attributable to PepsiCo growth.